Borrowings (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Non current
Borrowings from others	₨ 8,769	₨ 13,050
Current
Borrowings from others	730	1,399
6% Compulsorily Convertible Debentures [Member]
Non current
Borrowings from others	0	6,032
Current
Borrowings from others	0	228
8.95% p.a. Secured, Listed Non-Convertible Debentures [Member]
Non current
Borrowings from others	2,500	2,500
Others - NBFC [Member]
Non current
Borrowings from others	6,269	4,518
Current
Borrowings from others	₨ 730	₨ 1,171